Cover	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity File Number	001-39946
Entity Registrant Name	AGRIFY CORPORATION
Entity Central Index Key	0001800637
Entity Tax Identification Number	30-0943453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	76 Treble Cove Rd.
Entity Address, Address Line Two	Building 3
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01862
City Area Code	(617)
Local Phone Number	896-5243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AGFY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false